ABSOLUTE STRATEGIES FUND (the “Fund”)

Supplement dated May 7, 2021 to the Statement of Additional Information (“SAI”) dated
August 1, 2020, as supplemented

The following disclosure hereby replaces the corresponding section under “Board of Trustees, Management and Service Providers” on page 33 of the SAI:

B. Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust, their year of birth and their principal occupations during the past five years are as set forth below. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Director, Apex Fund Services since 2019. Senior Vice President, Atlantic Fund Services 2008-2019.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti-Money Laundering Compliance Officer	Since 2014	Senior Counsel, Apex Fund Services since 2019; Counsel, Atlantic Fund Services 2014-2019.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar Born: 1963	Chief Compliance Officer and Vice President	Chief Compliance Officer 2008-2016 and 2021-current; Vice President since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019

* * *
For more information, please contact a Fund customer service representative toll free at
(888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.

ABSOLUTE CAPITAL OPPORTUNITIES FUND (the “Fund”)

Supplement dated May 7, 2021 to the Statement of Additional Information (“SAI”) dated
August 1, 2020, as supplemented

The following disclosure hereby replaces the corresponding section under “Board of Trustees, Management and Service Providers” on page 32 of the SAI:

B. Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust, their year of birth and their principal occupations during the past five years are as set forth below. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Director, Apex Fund Services since 2019. Senior Vice President, Atlantic Fund Services 2008-2019.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti-Money Laundering Compliance Officer	Since 2014	Senior Counsel, Apex Fund Services since 2019; Counsel, Atlantic Fund Services 2014-2019.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar Born: 1963	Chief Compliance Officer and Vice President	Chief Compliance Officer 2008-2016 and 2021-current; Vice President since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019

* * *
For more information, please contact a Fund customer service representative toll free at
(888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND (the “Fund”)

Supplement dated May 7, 2021 to the Statement of Additional Information (“SAI”) dated
February 25, 2021

The following disclosure hereby replaces the corresponding section under “Board of Trustees, Management and Service Providers” on page 24 of the SAI:

B. Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust, their year of birth and their principal occupations during the past five years are as set forth below. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Director, Apex Fund Services since 2019. Senior Vice President, Atlantic Fund Services 2008-2019.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti-Money Laundering Compliance Officer	Since 2014	Senior Counsel, Apex Fund Services since 2019; Counsel, Atlantic Fund Services 2014-2019.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar Born: 1963	Chief Compliance Officer and Vice President	Chief Compliance Officer 2008-2016 and 2021-current; Vice President since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019

* * *
For more information, please contact a Fund customer service representative toll free at
(888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.

AUXIER FOCUS FUND (the “Fund”)

Supplement dated May 7, 2021 to the Statement of Additional Information (“SAI”) dated
November 1, 2020

The following disclosure hereby replaces the corresponding section under “Board of Trustees, Management and Service Providers” on page 19 of the SAI:

B. Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust, their year of birth and their principal occupations during the past five years are as set forth below. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Director, Apex Fund Services since 2019. Senior Vice President, Atlantic Fund Services 2008-2019.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti-Money Laundering Compliance Officer	Since 2014	Senior Counsel, Apex Fund Services since 2019; Counsel, Atlantic Fund Services 2014-2019.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar Born: 1963	Chief Compliance Officer and Vice President	Chief Compliance Officer 2008-2016 and 2021-current; Vice President since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019

* * *
For more information, please contact a Fund customer service representative toll free at
(877) 328-9437.

PLEASE RETAIN FOR FUTURE REFERENCE.

BECK, MACK & OLIVER PARTNERS FUND (the “Fund”)

Supplement dated May 7, 2021 to the Statement of Additional Information (“SAI”) dated
August 1, 2020

The following disclosure hereby replaces the corresponding section under “Board of Trustees, Management and Service Providers” on page 24 of the SAI:

B. Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust, their year of birth and their principal occupations during the past five years are as set forth below. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Director, Apex Fund Services since 2019. Senior Vice President, Atlantic Fund Services 2008-2019.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti-Money Laundering Compliance Officer	Since 2014	Senior Counsel, Apex Fund Services since 2019; Counsel, Atlantic Fund Services 2014-2019.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar Born: 1963	Chief Compliance Officer and Vice President	Chief Compliance Officer 2008-2016 and 2021-current; Vice President since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019

* * *
For more information, please contact a Fund customer service representative toll free at
(800) 943-6786.

PLEASE RETAIN FOR FUTURE REFERENCE.

DF DENT PREMIER GROWTH FUND
DF DENT MIDCAP GROWTH FUND
DF DENT SMALL CAP GROWTH FUND (the “Funds”)

Supplement dated May 7, 2021 to the Statement of Additional Information (“SAI”) dated
November 1, 2020

The following disclosure hereby replaces the corresponding section under “Board of Trustees, Management and Service Providers” on pages 21 and 22 of the SAI:

B. Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust, their year of birth and their principal occupations during the past five years are as set forth below. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Director, Apex Fund Services since 2019. Senior Vice President, Atlantic Fund Services 2008-2019.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti-Money Laundering Compliance Officer	Since 2014	Senior Counsel, Apex Fund Services since 2019; Counsel, Atlantic Fund Services 2014-2019.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar Born: 1963	Chief Compliance Officer and Vice President	Chief Compliance Officer 2008-2016 and 2021-current; Vice President since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019

* * *
For more information, please contact a Fund customer service representative toll free at
(866) 233-3368.

PLEASE RETAIN FOR FUTURE REFERENCE.

MAI MANAGED VOLATILITY FUND (the “Fund”)

Supplement dated May 7, 2021 to the Statement of Additional Information (“SAI”) dated
December 30, 2020

The following disclosure hereby replaces the corresponding section under “Board of Trustees, Management and Service Providers” on page 20 of the SAI:

B. Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust, their year of birth and their principal occupations during the past five years are as set forth below. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Director, Apex Fund Services since 2019. Senior Vice President, Atlantic Fund Services 2008-2019.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti-Money Laundering Compliance Officer	Since 2014	Senior Counsel, Apex Fund Services since 2019; Counsel, Atlantic Fund Services 2014-2019.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar Born: 1963	Chief Compliance Officer and Vice President	Chief Compliance Officer 2008-2016 and 2021-current; Vice President since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019

* * *

For more information, please contact a Fund customer service representative toll free at
(877) 414-7884.

PLEASE RETAIN FOR FUTURE REFERENCE.

MERK HARD CURRENCY FUND (the “Fund”)

Supplement dated May 7, 2021 to the Statement of Additional Information (“SAI”) dated
August 1, 2020

The following disclosure hereby replaces the corresponding section under “Board of Trustees, Management and Service Providers” on page 26 of the SAI:

B. Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust, their year of birth and their principal occupations during the past five years are as set forth below. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Director, Apex Fund Services since 2019. Senior Vice President, Atlantic Fund Services 2008-2019.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti-Money Laundering Compliance Officer	Since 2014	Senior Counsel, Apex Fund Services since 2019; Counsel, Atlantic Fund Services 2014-2019.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar Born: 1963	Chief Compliance Officer and Vice President	Chief Compliance Officer 2008-2016 and 2021-current; Vice President since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019

* * *

For more information, please contact a Fund customer service representative toll free at
(866) MERK FUND or (866) 637-5386.

PLEASE RETAIN FOR FUTURE REFERENCE.

MONONGAHELA ALL CAP VALUE FUND (the “Fund”)

Supplement dated May 7, 2021 to the Statement of Additional Information (“SAI”) dated
September 1, 2020

The following disclosure hereby replaces the corresponding section under “Board of Trustees, Management and Service Providers” on page 18 of the SAI:

B. Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust, their year of birth and their principal occupations during the past five years are as set forth below. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Director, Apex Fund Services since 2019. Senior Vice President, Atlantic Fund Services 2008-2019.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti-Money Laundering Compliance Officer	Since 2014	Senior Counsel, Apex Fund Services since 2019; Counsel, Atlantic Fund Services 2014-2019.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar Born: 1963	Chief Compliance Officer and Vice President	Chief Compliance Officer 2008-2016 and 2021-current; Vice President since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019

* * *

For more information, please contact a Fund customer service representative toll free at
(855) 392-9331.

PLEASE RETAIN FOR FUTURE REFERENCE.

PAYSON TOTAL RETURN FUND (the “Fund”)

Supplement dated May 7, 2021 to the Statement of Additional Information (“SAI”) dated
August 1, 2020

The following disclosure hereby replaces the corresponding section under “Board of Trustees, Management and Service Providers” on page 21 of the SAI:

B. Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust, their year of birth and their principal occupations during the past five years are as set forth below. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Director, Apex Fund Services since 2019. Senior Vice President, Atlantic Fund Services 2008-2019.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti-Money Laundering Compliance Officer	Since 2014	Senior Counsel, Apex Fund Services since 2019; Counsel, Atlantic Fund Services 2014-2019.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Apex Fund Services since 2019; Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar Born: 1963	Chief Compliance Officer and Vice President	Chief Compliance Officer 2008-2016 and 2021-current; Vice President since 2008	Senior Vice President, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019

* * *

For more information, please contact a Fund customer service representative toll free at
(800) 805-8258.

PLEASE RETAIN FOR FUTURE REFERENCE.